Reporting Entity - List of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SK Telink Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Telink Co., Ltd.
Location	Korea
Primary business	Telecommunication and Mobile Virtual Network Operator service
Ownership	100.00%	100.00%
SK Communications Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Communications Co., Ltd.
Location	Korea
Primary business	Internet website services
Ownership	100.00%	100.00%
SK Broadband Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Broadband Co., Ltd.
Location	Korea
Primary business	Telecommunication services
Ownership	74.30%	74.30%
PS&Marketing Corporation [member]
Disclosure of subsidiaries [line items]
Subsidiary	PS&Marketing Corporation
Location	Korea
Primary business	Communications device retail business
Ownership	100.00%	100.00%
SERVICE ACE Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SERVICE ACE Co., Ltd.
Location	Korea
Primary business	Call center management service
Ownership	100.00%	100.00%
SERVICE TOP Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SERVICE TOP Co., Ltd.
Location	Korea
Primary business	Call center management service
Ownership	100.00%	100.00%
SK O&S Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK O&S Co., Ltd.
Location	Korea
Primary business	Base station maintenance service
Ownership	100.00%	100.00%
SK Telecom China Holdings Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Telecom China Holdings Co., Ltd.
Location	China
Primary business	Investment (Holdings company)
Ownership	100.00%	100.00%
SK Global Healthcare Business Group, Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Global Healthcare Business Group Ltd.
Location	Hong Kong
Primary business	Investment
Ownership	100.00%	100.00%
YTK Investment Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	YTK Investment Ltd.
Location	Cayman Islands
Primary business	Investment association
Ownership	100.00%	100.00%
Atlas investment [member]
Disclosure of subsidiaries [line items]
Subsidiary	Atlas Investment
Location	Cayman Islands
Primary business	Investment association
Ownership	100.00%	100.00%
SKT Americas, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SKT Americas, Inc.
Location	USA
Primary business	Information gathering and consulting
Ownership	100.00%	100.00%
One Store Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	One Store Co., Ltd.
Location	Korea
Primary business	Telecommunication services
Ownership		52.10%
SK Planet Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Planet Co., Ltd.
Location	Korea
Primary business	Telecommunication services, system software development and supply services
Ownership		98.70%
Eleven Street Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Eleven Street Co., Ltd.
Location	Korea
Primary business	E-commerce
Ownership		80.30%
DREAMUS COMPANY [member]
Disclosure of subsidiaries [line items]
Subsidiary	DREAMUS COMPANY
Location	Korea
Primary business	Manufacturing digital audio players and other portable media devices
Ownership		51.40%
SK Shieldus Co Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Shieldus Co., Ltd. (Formerly, ADT CAPS Co., Ltd.)
Location	Korea
Primary business	Information security and unmanned security service
Ownership		62.60%
Quantum Innovation Fund I [member]
Disclosure of subsidiaries [line items]
Subsidiary	Quantum Innovation Fund I
Location	Korea
Primary business	Investment
Ownership	59.90%	59.90%
SK Telecom Japan Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Telecom Japan Inc.
Location	Japan
Primary business	Information gathering and consulting
Ownership	100.00%	100.00%
Id Quantique SA [member]
Disclosure of subsidiaries [line items]
Subsidiary	id Quantique SA
Location	Switzerland
Primary business	Quantum information and communications service
Ownership		68.10%
SK Square Americas, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Square Americas, Inc. (Formerly, SK Telecom TMT InvestmentCorp.)
Location	USA
Primary business	Investment
Ownership		100.00%
FSK L&S CO., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	FSK L&S Co., Ltd.
Location	Korea
Primary business	Freight and logistics consulting business
Ownership		60.00%
Incross Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Incross Co., Ltd.
Location	Korea
Primary business	Media representative business
Ownership		34.60%
Happy Hanool Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Happy Hanool Co., Ltd.
Location	Korea
Primary business	Service
Ownership	100.00%	100.00%
SK stoa Co., Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK stoa Co., Ltd.
Location	Korea
Primary business	Other telecommunication retail business
Ownership	100.00%	100.00%
Broadband Nowon Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Broadband Nowon Co., Ltd.
Location	Korea
Primary business	Cable broadcasting services
Ownership	100.00%	55.00%
T map Mobility Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	T map Mobility Co., Ltd.
Location	Korea
Primary business	Mobility business
Ownership		100.00%
SK m&service Co., Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK m&service Co., Ltd.
Location	Korea
Primary business	Database and Internet website service
Ownership		100.00%
SK Planet Global Holdings Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Planet Global Holdings Pte. Ltd.
Location	Singapore
Primary business	Investment (Holdings company)
Ownership		100.00%
SKP America LLC. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SKP America LLC.
Location	USA
Primary business	Digital contents sourcing service
Ownership		100.00%
K-net culture and contents venture fund [member]
Disclosure of subsidiaries [line items]
Subsidiary	K-net Culture and Contents Venture Fund
Location	Korea
Primary business	Capital investing in startups
Ownership		59.00%
iriver Enterprise Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	iriver Enterprise Ltd.
Location	Hong Kong
Primary business	Management of Chinese subsidiaries
Ownership		100.00%
iriver China Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	iriver China Co., Ltd.
Location	China
Primary business	Sales and manufacturing of MP3 and 4
Ownership		100.00%
Dongguan iriver Electronics Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Dongguan iriver Electronics Co., Ltd.
Location	China
Primary business	Sales and manufacturing of e-book devices
Ownership		100.00%
LIFE DESIGN COMPANY Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	LIFE DESIGN COMPANY Inc.
Location	Japan
Primary business	Sales of goods in Japan
Ownership		100.00%
Kinfosec Information Technology (Wuxi) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SKinfosec Information Technology(Wuxi) Co., Ltd.
Location	China
Primary business	System software development and supply services
Ownership		100.00%
ADT CAPS Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	ADT CAPS Co., Ltd.
Location	Korea
Primary business	Unmanned security
Ownership		100.00%
CAPSTEC Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	CAPSTEC Co., Ltd.
Location	Korea
Primary business	Manned security
Ownership		100.00%
Home & Service Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Home & Service Co., Ltd.
Location	Korea
Primary business	Operation of information and communication facility
Ownership	100.00%	100.00%
Media S Co Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Media S Co., Ltd.
Location	Korea
Primary business	Production and supply services of broadcasting programs
Ownership	100.00%
Pan Asia Semiconductor Materials LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary	PanAsia Semiconductor Materials LLC.
Location	Korea
Primary business	Investment
Ownership	66.40%	66.40%
SK Planet Japan, K. K. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Planet Japan, K. K.
Location	Japan
Primary business	Digital contents sourcing service
Ownership	79.80%	79.80%
Id Quantique LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary	Id Quantique LLC
Location	Korea
Primary business	Quantum information and communications service
Ownership		100.00%
FSK L&S (Shanghai) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	FSK L&S (Shanghai) Co., Ltd.
Location	China
Primary business	Logistics business
Ownership		66.00%
FSK L&S (Hungary) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	FSK L&S (Hungary) Co., Ltd.
Location	Hungary
Primary business	Logistics business
Ownership		100.00%
FSK L&S VIETNAM COMPANY LIMITED [member]
Disclosure of subsidiaries [line items]
Subsidiary	FSK L&S VIETNAM COMPANY LIMITED
Location	Vietnam
Primary business	Logistics business
Ownership		100.00%
Infra Communications Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Infra Communications Co., Ltd.
Location	Korea
Primary business	Service operation
Ownership		100.00%
Mindknock Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Mindknock Co., Ltd.
Location	Korea
Primary business	Software development
Ownership		100.00%
SK Telecom Innovation Fund, L.P. (formerly, Technology Innovation Partners, L.P.) [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Telecom Innovation Fund, L.P.
Location	USA
Primary business	Investment
Ownership	100.00%	100.00%
SK Telecom China Fund I L.P. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Telecom China Fund I L.P.
Location	Cayman Islands
Primary business	Investment
Ownership	100.00%	100.00%